Business Combinations - Summary of acquisition date fair value of the assets/liabilities assumed (Detail) - SGD ($)	Dec. 31, 2022	Oct. 13, 2022	Dec. 31, 2021
Total assets
Cash and cash equivalents		$ 74,000
Internally developed computer software (Note 15(e))		163,000
Trade and other receivables		66,000
Total assets		303,000
Total liabilities
Borrowings	$ 0	63,000	$ 16,902,000
Trade and other payables		631,000
Deferred revenue		64,000
Total liabilities		758,000
Net identifiable liabilities acquired		(455,000)
Add: Goodwill		2,763,000
Total purchase consideration		$ 2,308,000